Land use rights, net (Schedule Of Land Use Right) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Land use rights, net
Gross carrying amount	$ 725,180	$ 725,154
Less: accumulated amortization	(388,660)	(324,013)
Land Use Rights.
Land use rights, net
Gross carrying amount	374,447	380,797
Less: accumulated amortization	(58,377)	(50,792)
Land use rights, net	$ 316,070	$ 330,005